Document and Entity Information	Nov. 30, 2020
Details
Registrant CIK	0001493712
Registrant Name	Cell MedX Corp.
SEC Form	S-1
Tax Identification Number (TIN)	38-3939625
Filer Category	Non-accelerated Filer
Small Business	true
Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV
Entity Primary SIC Number	5900
Entity Address, Address Line One	123 W. Nye Ln, Suite 446
Entity Address, City or Town	Carson City
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89052
City Area Code	844
Local Phone Number	238-2692
Amendment Flag	false